SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation
(b)	Basis of consolidation

The consolidated financial statements of the Group include the financial statements of CDTV Holding, its subsidiaries, VIE and VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, costs and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, the useful lives and impairment of property and equipment, useful lives and impairment of intangible assets, allowance for obsolete inventories, valuation allowance for deferred tax assets, impairment of goodwill and impairment of long-term investments.

Cash and cash equivalents
(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Accounts receivable and allowance for doubtful accounts
(e)	Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at the amount the Group expects to collect. The Group maintains allowances for doubtful accounts for estimated losses. Management considers the following factors when determining the collectability of specific accounts: historical experience, credit worthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Allowance for doubtful accounts is made based on aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible.

Investment
(f)	Investment

Held-to-maturity investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the debt security to maturity. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has equity interest over 50%, but the noncontrolling shareholders have substantive rights to participate in significant operating decisions are accounted for using the equity method.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not incur any impairment loss on equity method investments for the years ended December 31, 2010 and 2011. For the year ended December 31, 2012, the Group incurred impairment loss of $4,487 on equity method investments (see Note 12 (c)).

Cost method investments

Investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognizes as income for any dividend received from distribution of the investee’s earnings.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and determined to be other-than-temporary.

Financial instruments
(g)	Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, held-to-maturity investments, notes receivable, accounts receivable, accounts payable, short term loan, forward contracts. The carrying values of the Group’s financial instruments, except for held-to-maturity investments, approximate their fair values, principally because of the short-term maturity of these instruments or their terms. The held-to-maturity investments are stated at amortized cost.

Concentration of credit risk
(h)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Group places their cash and cash equivalents and restricted cash with financial institutions with high-credit ratings and quality.

Approximately 96.7% of the Group’s deposits were placed with two commercial banks in the PRC as of December 31, 2012. The Group takes into account a number of factors, including, among other things, the industry rankings, credit rating and reputation, in determining the creditworthiness and quality of the financial institutions in the PRC with which it has placed its cash and cash equivalents, restricted cash and bank deposits maturing over three months. The following table sets forth information relating to the three largest proportions of the Group’s total deposits held by a single bank as of December 31, 2011 and 2012, respectively.

Details of the bank accounting for 10% or more of total deposits are as follows:

	As of December 31,
Bank	2011	2012
	%	%
Bank A	15.6	76.5
Bank B	57.8	20.2
Bank C	22.8	*

The Group conducts credit evaluations of customers and generally does not require collateral or other security from customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers.

Details of the customer accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
Customer	2010	2011	2012
	%	%	%
Customer A	14.2	*	*

For the years ended December 31, 2011 and 2012, there are no revenues from customers that individually represent greater than 10% of the total revenues.

(h)	Concentration of credit risk—continued

Details of the customer accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
Customer	2011	2012
	%	%
Customer A	10.9	10.5

*	The amount was less than 10%.

Inventories
(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value based upon estimates of future demand, technology developments, and market conditions.

Property and equipment, net
(j)	Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

Intangible assets, net
(k)	Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired.

Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

Impairment of long-lived assets
(l)	Impairment of long-lived assets

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is computed principally by the straight-line method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.

Impairment loss for the years ended December 31, 2010, 2011 and 2012 was $20, nil and nil respectively.

Goodwill
(m)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. The Group has one reporting unit and has determined to perform the annual impairment test on December 31 of each year. In 2012, the Group first assessed the qualitative factors to determine it is not “more likely than not” that the fair value of the reporting unit is less than its carrying amount. The Group did not incur any impairment loss on goodwill for the years ended December 31, 2010, 2011 or 2012.

Revenue recognition
(n)	Revenue recognition

The Group’s revenues are principally derived from sales of products and services.

Specifically, sales of products include:

(1)	Sales of smart cards; and
(2)	Sales of other products.

Sales of services include the following four arrangements:

(1)	Head-end software, hardware and related system integration service (“SI service”);
(2)	Head-end system development service (“SD service”);
(3)	Licensing income; and
(4)	Royalty income.

Sales of smart cards

Smart cards are manufactured by third-party manufacturers based on the Group’s blueprints. When the Group receives these products from the manufacturers, the Group programs each one with a unique security code so that it can communicate with the Group’s CA systems. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured. The Group also offers some of its customers a lower price or a certain amount of free cards when the cumulative volume of smart card purchases from the same customer is greater than a set volume during a specific period. The Group accounts for cumulative volume customer incentives as deferred revenue which is deducted against the initial revenue.

The Group generally guarantees the quality of smart cards for periods ranging from one to three years, and if any smart cards are found defective during the warranty period, the Group is obligated to replace them at the Group’s cost. Historically, the defect rate of smart cards has been low and the Group accrues warranty liabilities based on historical information.

Sales of others products

The Group also derives revenues from the sales of products other than smart cards, such as integrated chips and other products. Revenue is recognized after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured.

SI service

For the SI service, the Group signs contracts with cable network operators to install and integrate the Group’s software with the hardware and software purchased from third-party suppliers. The Group’s software includes CA systems software, subscriber management system software and head-end electronic program guide software.

CA systems software consists of software that is installed at the premises of the television network operator, or the head end. CA systems enable television network operators to deliver secured contents and services to their subscribers.

Subscriber management system is software used by television network operators to support their operation, archive subscriber information and operational information, and to generate billings to subscribers.

Head-end electronic program guide software is software that enables television network operators to distribute Digital Video Broadcasting standard program specific information and service information to the subscribers.

Deliverables of SI service include: software, hardware, integration, installation, training and post-contract customer support (“PCS”). When the provision of services is substantially completed, i.e., when the Group delivers its software, purchases the hardware and software from third-party suppliers, integrates them together, and provides installation and training to customers, customers sign the preliminary acceptance. Final acceptance is typically signed six months to one year after the issuance of the preliminary acceptance if no major technical problems are discovered. Software is considered delivered to customers when preliminary acceptance is signed because only at that time customers are able to use the software in the integrated system. For majority of the contracts, the Group offers one-year free PCS, including telephone support and bug-fixing beginning from preliminary acceptance. However, in some of the contracts, the Group offers free PCS for a period of more than one year beginning from preliminary acceptance; while in some other contracts, the PCS does not have a specified definite period.

The SI service includes a significant software portion. The software is not regarded as incidental to the provision of services as a whole because the marketing of such services focuses on the internally developed technologies included in the software. Revenue is recognized when the last deliverable in the arrangement is delivered and when all of the following criteria have been met:

(1)	Persuasive evidence of an arrangement exists;
(2)	Delivery has occurred;
(3)	The vendor’s fee is fixed or determinable; and
(4)	Collectability is probable.

The systems are installed and tested at the customers’ sites. Generally all the technical issues are identified and resolved before the preliminary acceptance is signed by the customers. Afterwards, the customers will begin to use the installed systems for operation.

For the contracts where the Group offers free PCS for one year or less, the cost incurred between the preliminary acceptance and the end of the free PCS period has historically been insignificant. Therefore, revenue is recognized when the entire installation and integration of software is completed, which is indicated by obtaining the preliminary acceptance from customers. For contracts where the Group offers free PCS for more than one year, the Group defers the revenue for the contracts and recognizes it over the PCS term although the cost incurred during the PCS term has been historically insignificant. Where the PCS term has no specified definite period, the Group recognizes such revenue over the estimated useful life of the CA systems, which the Group has determined to be five years.

SD service

The Group develops head-end system applications relating to digital TV technology for its customers.

Deliverables in SD service include the completed software application. A few arrangements also include one-year free PCS starting from customer acceptance, but no arrangement includes free PCS for more than one year. Payment terms vary based on the stage of the service. Normally a portion of the contract amount is paid when the contract is signed, and the remaining is paid upon the completion of the project and customer acceptance. The cost of providing free PCS has historically been insignificant.

Because a system development arrangement requires significant production, modification, or customization of software, the group refers to FASB Accounting Standards Codification (“ASC”) 605-35, “Construction-Type and Production-Type Contracts” for revenue recognition. As the Group cannot properly measure progress toward completion, the completed-contract method is used. Revenue for system development is recognized when the system development is finished and accepted by the customer.

Licensing income

The Group coordinates with network operators to produce set-top boxes compatible with the Group’s CA systems. The Group enters into contracts with set-top box manufacturers selected by customers and provides these manufacturers with CA systems terminal-end software that is integrated in the set-top boxes and which permits the unscrambling of digital TV broadcasts that have been transmitted by TV network operators who use the Group’s CA systems. The set-top box manufacturers pay the Group a one-time license fee, which includes a testing and certifying fee, for obtaining the blueprints and technologies in the form of software. According to the contracts, these manufacturers are required to provide a set-top box prototype to the Group in order to obtain a certificate from the Group which indicates the set-top box is compatible with the Group’s CA systems and suitable for mass-production. The licenses to set-top box manufacturers are perpetual once provided. No PCS is offered in the licensing arrangement. Licensing income is recognized when all revenue recognition criteria have been met, which is indicated by the issuance of a certificate to the set-top box manufacturer by the Group.

All advances from customers and prepaid fees received from customers or set-top box manufacturers are initially recognized as deferred revenue and revenue is recognized when the above revenue recognition criteria are met.

Royalty income

The Group receives royalties on sales of CA systems terminal-end software.

Royalties are received either from set-top box manufacturers, or from television network operators depending on which party the Group enters the contracts with.

Royalty revenue is recognized when earned and collectability is reasonably assured.

For royalty income collected from set-top box manufacturers, royalty revenue is recognized upon the receipt of sales reports from set-top box manufacturers and when payment is received.

For royalty income received from television network operators, the Group requests the television network operators to pay the royalty to the Group directly when they purchase the Group’s smart cards, in which case all the revenue is recognized as part of the smart card sales when these smart cards are delivered to the customers.

Deferred costs
(o)	Deferred costs

Deferred costs are recognized mainly for cost incurred, which consist of hardware and software purchased from third-party suppliers directly associated with revenue from SI service contracts that provide free PCS for more than one year.

Deferred costs from SI service are recoverable through the future revenue streams and are recorded as an asset and amortized to cost of revenue over the same period that the revenue is recognized. Amortization of deferred costs for the years ended December 31, 2010, 2011 and 2012 totaled $401, $535 and $688, respectively.

Value added tax ("VAT") and VAT refund
(p)	Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product sales and SI Services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

For certain software related products that are qualified as “software products” by PRC tax authorities, the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis. VAT refund is recorded in revenue in the statements of operations.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued Circular No. 71 regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Starting from September 1, 2012, certain subsidiaries and VIE became subject to VAT at the rates of 6% on certain service revenues such as royalty income which were previously subject to business tax.

Business tax
(q)	Business tax

The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to business taxes, surcharges or cultural business construction fees on revenues related to certain types of services, and the net revenues are presented net of those taxes and fees incurred.

Government subsidies
(r)	Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. When the Group receives the subsidies related to government sponsored projects, the subsidies are recorded as a liability and are recognized as subsidy income when there is no further performance obligation. Subsidy income of $89, $168 and $351 were recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

Operating leases
(s)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Foreign currency translation
(t)	Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries outside the PRC is US dollar. The functional currency of the Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the reporting currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Income taxes
(u)	Income taxes

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized based on net operating losses available for carry-forwards and significant temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit of the related tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Comprehensive income
(v)	Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Net income per share
(w)	Net income per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had stock options which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the stock options is computed using the treasury stock method.

Research and development expenses
(x)	Research and development expenses

Research and development expenses are incurred in the development of the Group’s products and technologies, including significant improvements and refinements to existing products and services. All research and development expenses are expensed as incurred.

Share-based compensation
(y)	Share-based compensation

Share-based payment transactions with employees and directors, such as share options, are measured based on the grant date fair value of the equity instrument issued. Share-based compensation expenses, net of forfeitures, are recognized over the requisite service period based on the graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital.

The Group recognizes the estimated compensation expenses of performance-based stock options based on the grant date fair value. The awards are earned upon attainment of identified performance goals. The Group recognizes the compensation expenses, net of estimated forfeitures, over the performance period. The Group also adjusts the compensation expenses based on the probability of performance goal achievement at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expenses only for those awards that are expected to vest.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Fair value
(z)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•

Level 2—nputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques.

The Company measures certain assets, including the cost method investments and equity method investments, at fair value on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Recently issued accounting pronouncements
(aa)	Recently issued accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicate that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Company adopted this guidance on January 1, 2012 and has presented a single continuous consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoptions of this pronouncement will have a significant impact on its financial condition or results of operations.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

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Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income—but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

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Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.